Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross profits and losses realized on the sale of available for sale investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Gross Profits And Losses Realized On The Sale Of Available For Sale Investments Abstract
Sale of debt financial instruments at FVOCI generating realized profits	$ 452,668	$ 1,728,731	$ 3,696,791
Realized profits	121	28,131	82,925
Sale of debt financial instruments at FVOCI generating realized losses	1,122,222	1,247,044	379,046
Realized losses	$ 22,195	$ 4,944	$ 2,246